Other Payables and Accrued Liabilities (Details) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Other Payables and Accrued Liabilities [Abstract]
Advances from former shareholder	[1]	$ 363,652	$ 377,501
Salary payables		214,103	127,128
Interest payables		116,210	120,635
Accrued professional fees		63,344
Accrued rent		24,676	31,813
Others		26,343	20,138
Total		$ 808,328	$ 677,215

[1]	The advances are provided by former shareholder, Shanghai Fengshui. The fund is bearing no interest and due on demand. As of June 30, 2019, Shanghai Fengshui did not request repayment of the fund.